================================================================================

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/13

Check here if Amendment [ ]; Amendment Number________

  This Amendment (Check only one): [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    DT Investment Partners, LLC
Address: Brandywine Five, Suite 103
         1 Dickinson Drive
         Chadds Ford, PA 19317

Form 13F File Number: 028-14628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Daniel N. Mullen
Title: Chief Compliance Officer
Phone: 484-778-4425

Signature, Place and Date of Signing:

Daniel N. Mullen,        Chadds Ford, PA        April 17, 2013

Report Type (Check only one.):

[x] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

  None

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: 217522
                                        -----------
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number            Name
---   --------------------   ---------------------
 1          028-14068        Daniels & Tansey, LLP

                           FORM 13F INFORMATION TABLE
                          DT INVESTMENT PARTNERS, LLC
                              AS OF MARCH 31, 2013

COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4 COLUMN 5           COLUMN 6  COLUMN 7     COLUMN 8
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION   MGRS   SOLE SHARED  NONE
AT&T INC                      COM               00206R102      404   11,021 SH          DEFINED        1              11,021
APPLIED MATERIALS INC         COM               038222105      228   16,942 SH          DEFINED        1              16,942
BLCKRCK ENHCD CAP & INC FD I  COM               09256A109      708   54,454 SH          DEFINED        1              54,454
BRISTOL-MYERS SQUIBB          COM               110122108      328    7,959 SH          DEFINED        1               7,959
CAMPBELL SOUP CO              COM               134429109      618   13,614 SH          DEFINED        1              13,614
CARNIVAL CORP                 PAIRED CTF        143658300      285    8,308 SH          DEFINED        1               8,308
CHEVRON CORP NEW              COM               166764100      680    5,723 SH          DEFINED        1               5,723
CONOCOPHILLIPS CORP           COM               20825C104      464    7,725 SH          DEFINED        1               7,725
DU PONT E I DE NEMOURS & CO   COM               263534109      293    5,968 SH          DEFINED        1               5,968
ENTERGY CORP NEW              COM               29364G103      275    4,347 SH          DEFINED        1               4,347
EXELON CORPORATION            COM               30161N101      385   11,173 SH          DEFINED        1              11,173
FIRSTENERGY CORP              COM               337932107      373    8,836 SH          DEFINED        1               8,836
GENERAL ELECTRIC CO           COM               369604103      332   14,380 SH          DEFINED        1              14,380
INTEL CORP                    COM               458140100      405   18,571 SH          DEFINED        1              18,571
ISHARES GOLD TRUST            ISHARES           464285105    6,237  401,863 SH          DEFINED        1             401,863
ISHARES INC                   MSCI AUSTRALIA    464286103      383   14,172 SH          DEFINED        1              14,172
ISHARES INC                   MSCI CDA INDEX    464286509      265    9,284 SH          DEFINED        1               9,284
ISHARES TR                    CORE TOTUS BD FD  464287226   25,940  234,262 SH          DEFINED        1             234,262
ISHARES TR                    CORE S&P MCP ETF  464287507   26,142  227,185 SH          DEFINED        1             227,185
ISHARES TR                    COHEN & ST RLTY   464287564    6,078   73,713 SH          DEFINED        1              73,713
ISHARES TR                    RUSSELL 1000      464287622    6,205   71,146 SH          DEFINED        1              71,146
ISHARES TR                    CORE S&P SCP ETF  464287804   11,876  136,410 SH          DEFINED        1             136,410
ISHARES TR                    S&P EURO PLUS     464287861    5,532  139,310 SH          DEFINED        1             139,310
ISHARES TR                    AGENCY BD FD      464288166      238    2,100 SH          DEFINED        1               2,100
ISHARES TR                    S&P NATL AMTFREE  464288414      207    1,878 SH          DEFINED        1               1,878
ISHARES TR                    BARCLYS MBS BD    464288588   18,471  171,125 SH          DEFINED        1             171,125
ISHARES TR                    BARCLYS INTER CR  464288638    7,969   71,698 SH          DEFINED        1              71,698
ISHARES TR                    BARCLYS 1-3 YR CR 464288646    2,445   23,165 SH          DEFINED        1              23,165
ISHARES TR                    US PFD STK IDX    464288687      741   18,283 SH          DEFINED        1              18,283
ISHARES TR                    USA MIN VOL ID    46429B697    1,966   60,017 SH          DEFINED        1              60,017
JOHNSON & JOHNSON             COM               478160104      216    2,656 SH          DEFINED        1               2,656
KIMBERLY CLARK CORP           COM               494368103      641    6,547 SH          DEFINED        1               6,547
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER    494550106      426    4,745 SH          DEFINED        1               4,745
ELI LILLY & CO                COM               532457108      418    7,363 SH          DEFINED        1               7,363
MERCK & CO INC NEW            COM               58933Y105      312    7,052 SH          DEFINED        1               7,052
MICROSOFT CORP                COM               594918104      367   12,831 SH          DEFINED        1              12,831
NUCOR CORP                    COM               670346105      379    8,210 SH          DEFINED        1               8,210
PFIZER INC                    COM               717081103      418   14,467 SH          DEFINED        1              14,467
PIMCO ETF TR                  0-5 HIGH YLD      72201R783      405    3,876 SH          DEFINED        1               3,876
POWERSHARES DB COMDTY IDX TR  UNIT BEN INT      73935S105    2,537   92,883 SH          DEFINED        1              92,883
POWERSHARES GLOBAL ETF TRUST  SOVEREIGN DEBT    73936T573    1,718   57,683 SH          DEFINED        1              57,683
RAYTHEON CO                   COM               755111507      375    6,379 SH          DEFINED        1               6,379
SPDR TR S&P 500 ETF TRUST     TR UNIT           78462F103   32,571  207,893 SH          DEFINED        1             207,893
SPDR SERIES TRUST             BRC HIGH YLD BD   78464A417   13,918  338,544 SH          DEFINED        1             338,544
SPDR SERIES TRUST             DJ REIT ETF       78464A607    5,435   70,009 SH          DEFINED        1              70,009
SELECT SECTOR SPDR TR         SBI HEALTH CARE   81369Y209    3,950   85,857 SH          DEFINED        1              85,857
SELECT SECTOR SPDR TR         SBI CONS STPLS    81369Y308    3,272   82,274 SH          DEFINED        1              82,274
SELECT SECTOR SPDR TR         SBI INT ENERGY    81369Y506    2,729   34,405 SH          DEFINED        1              34,405
SELECT SECTOR SPDR TR         SBI INT UTILS     81369Y886    2,286   58,465 SH          DEFINED        1              58,465
SPECTRA ENERGY CORP           COM               847560109      481   15,638 SH          DEFINED        1              15,638
SYSCO CORP                    COM               871829107      569   16,178 SH          DEFINED        1              16,178
TORTOISE ENERGY INFRASTRUCT C COM               89147L100      762   15,429 SH          DEFINED        1              15,429
VANGUARD SPECIALIZED PORT     DIV APP ETF       921908844    4,933   75,085 SH          DEFINED        1              75,085
VANGUARD INTL EQUITY INDEX F  FTSE EMR MKT ETF  922042858    8,486  197,823 SH          DEFINED        1             197,823
VANGUARD INDEX FDS            REIT ETF          922908553    2,446   34,679 SH          DEFINED        1              34,679
VERIZON COMMUNICATIONS INC    COM               92343V104      500   10,183 SH          DEFINED        1              10,183
WILLIAMS COS INC DEL          COM               969457100      499   13,310 SH          DEFINED        1              13,310